INCOME TAX - Tax losses and excess of presumptive income (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	$ 1,609,326	$ 1,993,197
Excess of presumptive income not recognized as deferred tax assets	484	34,525
Tax loss carry forwards and excess of presumptive income not recognized as deferred tax assets	1,609,810	2,027,722
Not later than one year [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	2,075	4,902
Excess of presumptive income not recognized as deferred tax assets		26,883
Later than one year and not later than two years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	5,715	2,179
Excess of presumptive income not recognized as deferred tax assets	484	7,642
Later than two years and not later than three years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	1,290	5,908
Later than three years and not later than four years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	66,673
Later than four years and not later than five years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	274,281	173,448
Later than five years and not later than six years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	213,111	289,982
Later than six years and not later than seven years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	1,066	248,444
Later than seven years and not later than eight years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	9,962	169,572
Later than eight years and not later than nine years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	236,661	37,969
Later than nine years and not later than ten years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	343,339	262,578
Later than ten years and not later than eleven years [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	27,314	383,897
Without expiration date [member]
Disclosure of income tax [line items]
Tax loss carry forwards not recognized as deferred tax assets	$ 427,839	$ 414,318